Annual Fund Operating Expenses	Jul. 27, 2026
T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.- Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%	[1]
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.52%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
T. Rowe Price Limited Duration Inflation Focused Bond Fund-I Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%	[1]
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.38%
Fee Waiver or Reimbursement	(0.08%)	[1]
Net Expenses (as a percentage of Assets)	0.30%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
T. Rowe Price Limited Duration Inflation Focused Bond Fund-Z Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%	[1]
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.34%
Fee Waiver or Reimbursement	(0.34%)	[1],[2]
Net Expenses (as a percentage of Assets)	0.00%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027

[1]	T. Rowe Price Associates, Inc., has contractually agreed (at least through July 31, 2027) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.25% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated or modified by the fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.
[2]	T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.